Stock Option Activity (Detail) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Shares
Beginning balance	735,800	628,700		530,000	115,000
Granted	0	85,500		308,500	422,500
Cancelled	(88,767)	(10,000)		(102,025)
Exercised	0	0		0	(7,500)
Expired	0	0		0	0
Forfeited	(18,333)	0		(675)	0
Ending balance	628,700	704,200	628,700	735,800	530,000
Vested and exercisable	526,089	623,256	526,089	606,689
Weighted Average Per Share Exercise Price
Beginning balance	$ 1.70	$ 2.00		$ 1.79	$ 1.50
Granted	$ 2.30	$ 10.00		$ 1.80	$ 1.90
Cancelled		$ 0		$ 2.22
Exercised		$ 0		$ 0	$ 2.10
Expired		$ 0		$ 0	$ 0
Forfeited	$ 2.10	$ 0		$ 7.90	$ 0
Ending balance	$ 2.00	$ 2.60	$ 2.00	$ 1.70	$ 1.79
Vested and exercisable	$ 1.90	$ 2.20	$ 1.90	$ 1.60
Weighted Average Remaining Life (Years)
Balance	8 years 8 months 12 days	8 years 2 months 12 days	8 years 8 months 12 days	9 years	8 years 10 months 24 days
Granted	7 years 10 months 24 days	0 years		9 years 4 months 24 days	9 years 2 months 12 days
Cancelled		0 years		8 years 7 months 6 days
Exercised		0 years		0 years	0 years
Expired		0 years		0 years	0 years
Forfeited	8 years 6 months	0 years		9 years	0 years
Vested and exercisable	7 years 3 months 18 days	7 years 3 months 18 days		9 years 1 month 6 days
Weighted Average Per Share Intrinsic Value
Beginning Balance	$ 1.60	$ 1.10
Granted		$ 0
Cancelled	$ 0	$ 0
Exercised	$ 0	$ 0
Expired	$ 0	$ 0
Forfeited	$ 0	$ 0
Ending balance	$ 1.10	$ 1.50	$ 1.10	$ 1.60
Vested and exercisable	$ 1.20	$ 1.80	$ 1.20
Aggregate Intrinsic Value
Beginning Balance	$ 0			$ 0	$ 0
Granted				0	0
Cancelled				0	0
Exercised				0	0
Ending balance				0	0
Expired				0	0
Forfeited				0	0
Vested and exercisable				$ 0